Filed pursuant to Rule 497(e)
File Nos. 333-51788 and 811-09709
HIGHLAND FLOATING RATE ADVANTAGE FUND
Supplement dated September 23, 2008
To Class A, B and C Shares Prospectus dated December 31, 2007
Effective October 1, 2008, Highland Capital Management, L.P., the Fund’s investment adviser, will terminate its voluntary agreement with the Fund to waive management fees and reimburse the Fund for certain expenses. Accordingly, footnote 8 to the table entitled “Fund Expenses” on page 6 of the Prospectus and the second paragraph under “Fees and Expenses” on page 25 of the Prospectus are deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 333-51788 and 811-09709
HIGHLAND FLOATING RATE ADVANTAGE FUND
Supplement dated September 23, 2008
To Class Z Shares Prospectus dated December 31, 2007
Effective October 1, 2008, Highland Capital Management, L.P., the Fund’s investment adviser, will terminate its voluntary agreement with the Fund to waive management fees and reimburse the Fund for certain expenses. Accordingly, footnote 4 to the table entitled “Fund Expenses” on page 6 of the Prospectus and the second paragraph under “Fees and Expenses” on page 22 of the Prospectus are deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 333-51788 and 811-09709
HIGHLAND FLOATING RATE ADVANTAGE FUND
Supplement dated September 23, 2008
To Class A, B, C and Z Shares Statement of Additional Information
dated December 31, 2007
Effective October 1, 2008, Highland Capital Management, L.P., the Fund’s investment adviser, will terminate its voluntary agreement with the Fund to waive management fees and reimburse the Fund for certain expenses. Accordingly, the fifth paragraph under “Investment Advisory Services” on page 11 of the Statement of Additional Information is deleted and footnote 1 to the advisory fee table on page 12 under “Investment Advisory Services” is amended and restated as follows:
From the Fund’s commencement of operations to June 12, 2006 and from December 18, 2006 to October 1, 2008, Highland voluntarily agreed to waive fees so that the Fund’s ordinary annual operating expenses (exclusive of advisory fees, administrative fees, brokerage commissions, taxes, distribution and service fees, leverage expenses and extraordinary expenses, if any) did not exceed 0.15% of the average daily net assets of the Fund.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE